Share Capital (Details)	1 Months Ended				12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares	Jan. 31, 2019	Jun. 30, 2018	Dec. 31, 2020 $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2015 shares	Dec. 31, 2013 shares	Dec. 31, 2008 shares
Share Capital (Details) [Line Items]
Number of options granted					17,505,045
Restricted shares in units	30,980	30,980
Number of shares authorised (in Shares)	451,266	500,000			451,266	3,280,000	350,000	62,404	4,036,729	8,824,646
Purchase of non-voting shares (in Shares)					17,495,233
Non-Voting Participating Preferred Shares [Member]
Share Capital (Details) [Line Items]
Number of options granted			40,269	95,363
Number of options exercised			14,846
Restricted shares in units	66,667	66,667
Number of shares authorised (in Shares)	200,000				200,000
Non-Voting Participating Preferred Shares [Member]
Share Capital (Details) [Line Items]
Number of options exercised				39,488
Director Voting Preferred Shares [Member]
Share Capital (Details) [Line Items]
Number of shares authorised (in Shares)	1,000				1,000
Dividends entitled per share if declared (in Dollars per share) | $ / shares					$ 10
Redemption price per share (in Dollars per share) | $ / shares	$ 10				$ 10
Senior Preferred Shares [Member]
Share Capital (Details) [Line Items]
Number of shares authorised (in Shares)	325,000				325,000